Supplement Dated May 7, 2014
To the Current Prospectus and Statement of Additional Information

ING Income Annuity

Issued by ING Life Insurance and Annuity Company
Through Its Variable Annuity Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference.
If you have any questions, please call Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING Life Insurance and Annuity Company found in your prospectus and/or Statement of
Additional Information is deleted and replaced with the following:

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the
Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance
Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as
ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol
“VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-
based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolio is closed to new premiums and transfers. Contract owners who have value in the investment portfolio listed below may leave their contract value in the investment.

Closed Investment Portfolio
Voya Growth and Income Portfolio (Class ADV)

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Open Investment Portfolios

You may allocate your premium payments and contract value to any of the investment portfolios available under this
Contract. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2014, open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective.
Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330.
You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street,
N.E., Room 1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Balanced Portfolio (Class I)	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment
Investment Adviser: Voya Investments, LLC	objective is long-term capital appreciation.
Subadviser: Voya Investment Management Co. LLC

Voya Global Bond Portfolio (Class I)	Seeks to maximize total return through a combination of current income and capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: VY Investment Management Co. LLC

Voya Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities convertible
Investment Adviser: Voya Investments, LLC	into common stocks. It is anticipated that capital appreciation
Subadviser: Voya Investment Management Co. LLC	and investment income will both be major factors in achieving total return.
Voya Index Plus Large Cap Portfolio (Class I)	Seeks to outperform the total return performance of the S&P
500® Index, while maintaining a market level of risk.
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: Voya Investments, LLC	diversified portfolio consisting primarily of debt securities. It is
Subadviser: Voya Investment Management Co. LLC	anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Voya International Index Portfolio (Class I)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of a widely accepted international
Subadviser: Voya Investment Management Co. LLC	index.

X.09515-14GW	Page 2 of 4	May 2014

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Large Cap Growth Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Money Market Portfolio (Class I)	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality
Investment Adviser: Voya Investments, LLC	money market investments while maintaining a stable share price
Subadviser: Voya Investment Management Co. LLC	of $1.00.

*There is no guarantee that the Voya Money Market Portfolio
subaccount will have a positive or level return.
Voya Multi-Manager Large Cap Core Portfolio (Class I)	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The
London Company

Voya RussellTM Large Cap Index Portfolio (Class I)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
(Class I)	correspond to the total return (which includes capital
appreciation and income) of the Russell Top 200® Growth Index.
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Small Company Portfolio (Class I)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: Voya Investments, LLC	smaller market capitalizations.
Subadviser: Voya Investment Management Co. LLC

Voya Strategic Allocation Conservative Portfolio (Class I)	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of
Investment Adviser: Voya Investments, LLC	capital.
Subadviser: Voya Investment Management Co. LLC

Voya Strategic Allocation Growth Portfolio (Class I)	Seeks to provide capital appreciation.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Strategic Allocation Moderate Portfolio (Class I)	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

VY BlackRock Large Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY FMRSM Diversified Mid Cap Portfolio* (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

VY Oppenheimer Global Portfolio (Class I)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

VY Pioneer High Yield Portfolio (Class I)	Seeks to maximize total return through income and capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.

VY T. Rowe Price Growth Equity Portfolio (Class I)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks long-term growth through investments in
stocks.

VY Templeton Foreign Equity Portfolio (Class I)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

IMPORTANT INFORMATION REGARDING THE UPCOMING INVESTMENT PORTFOLIO REORGANIZATION

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolio” with and into the following “Surviving Portfolio”:

Merging Portfolio	Surviving Portfolio
VY BlackRock Large Cap Growth Portfolio (Class I)	Voya Large Cap Growth Portfolio (Class I)

Subject to shareholder approval, the reorganization is expected to take place on or about July 18, 2014 (the
“Reorganization Date”), resulting in a shareholder of the Merging Portfolio becoming a shareholder of the Surviving
Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to the Merging Portfolio will be automatically allocated to the Surviving Portfolio. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolio are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

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